PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4     -   PROPERTY AND EQUIPMENT

	December 31,
	2 0 1 4	2 0 1 3
	(in thousands)
Cost:
Computers and equipment	$19	$19
Furniture and fixtures	3	3
	$22	$22
Accumulated depreciation and amortization:
Computers and equipment	$19	$17
Furniture and fixtures	3	3
	$22	$20
Property and equipment, net	$-	$2